Financial Instruments And Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of categories of financial instrument
The financial instruments were allocated to the following categories:

	December 31, 2022		December 31, 2021
€ thousand	Current	Non-current	Current	Non-current
Financial Assets (AC)
Other financial assets	48	449	143	411
Cash and cash equivalents	10,238	0	48,143	0
Trade receivables	1,101	0	0	0
Total	11,387	449	48,286	411
Financial Assets (FVTPL)	172	0	0	0
Total Financial Assets	11,559	449	48,286	411
Financial Liabilities (FLAC)
Trade and other payables	9,238	0	8,396	0
Lease liabilities	1,855	7,087	1,638	7,389
Other Financial Liabilities	14,530	249	37	0
Total Financial Liabilities	25,623	7,336	10,071	7,389

Summary of remaining contractual terms of financial liabilities including estimated interest payments
The following table shows the remaining contractual terms of financial liabilities as of the reporting date, including estimated interest payments. The amounts presented are undiscounted gross amounts, including contractual interest payments but excluding the presentation of netting effects.

	December 31, 2022
€ thousand	Carrying amount	less than 1 year	between 1 and 2 years	between 3 and 5 years	more than 5 years	Total
Trade and other payables	9,238	9,238	0	0	0	9,238
Lease liabilities	8,942	1,901	1,905	3,405	2,372	9,583
Other financial liabilities	14,779	14,628	98	180	0	14,906
Total	32,959	25,767	2,003	3,585	2,372	33,727

	December 31, 2021
€ thousand	Carrying amount	less than 1 year	between 1 and 2 years	between 3 and 5 years	more than 5 years	Total
Trade and other payables	8,396	8,396	0	0	0	8,396
Lease liabilities	9,027	1,640	1,605	3,148	3,328	9,721
Other financial liabilities	37	37	0	0	0	37
Total	17,460	10,073	1,605	3,148	3,328	18,154

Summary of quantitative information about the Group's currency risk exposure provided to group management
The following is a summary of quantitative information about the Group’s currency risk exposure provided to Group management:

December 31, 2022

€ thousand	USD
Intercompany receivables	4,060
Intercompany long-term lending’s	7,500
Cash and cash equivalents	3,868
Intercompany payables	55
Trade payables	142
Other liabilities	435
Net statement of financial position exposure	14,796

December 31, 2021

€ thousand	EUR	USD
Intercompany receivables	0	4,384
Other financial assets	0	33
Cash and cash equivalents	0	32,713
Intercompany payables	6,494	503
Trade payables	0	83
Other liabilities	0	185
Net statement of financial position exposure	-6,494	36,359

Summary of sensitivity analysis measurement of financial instruments denominated in foreign currency and would have affected equity and profit or loss

Effects on Group profit/loss
	2022		2021		2020
	Changes in exchange rates		Changes in exchange rates		Changes in exchange rates
€ thousand	Increase by 5%	Reduction by 5%	Increase by 5%	Reduction by 5%	Increase by 5%	Reduction by 5%
EUR	0	0	-328	328	-262	262
USD	740	-740	1,818	-1,818	35	-35
Total	740	-740	1,490	-1,490	-227	227

Effects on Group equity
	2022		2021		2020
	Changes in exchange rates		Changes in exchange rates		Changes in exchange rates
€ thousand	Increase by 5%	Reduction by 5%	Increase by 5%	Reduction by 5%	Increase by 5%	Reduction by 5%
EUR	0	0	-325	325	-233	233
USD	740	-740	1,818	-1,818	35	-35
Total	740	-740	1,493	-1,493	-198	198
The following exchange rates were used:

	Average rate			Spot exchange rate as of the reporting date
	2022	2021	2020	2022	2021	2020
EUR/USD	0.95441	0.84819	0.87322	0.93756	0.88292	0.89160

Summary of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets
The table below summarizes the impact on the fair values of Level 3 instruments by changing the significant unobservable input factors.

€ thousand	December 31, 2022 Profit or loss
	increase	decrease
Interest rate volatility (movement +/- 5%)	5	-5
Credit Spread (movement +/- 1%)	-29	29

Summary of changes in level 3 financial instruments
Changes in level 3 financial instruments in 2022 are shown in the following table:

€ thousand	Fair value January 1, 2022	Additions	Disposals	Gains/(losses) recognized in financial income /expenses	Fair value December 31, 2022
Other financial and non-financial assets	—	454	0	-282	172

Summary of net gains/losses by measurement category
The net gains/losses by measurement category are as follows:

2022 - € thousand			Other income and expense items, or gain and loss items
Financial assets	AC	Measured at amortized cost	0
Derivative Financial Assets	FVTPL	measured subsequently at fair value through profit or loss	-282

2021 - € thousand			Other income and expense items, or gain and loss items
Financial assets	AC	Measured at amortized cost	0
Derivative Financial Assets	FVTPL	measured subsequently at fair value through profit or loss	0

2020 - € thousand			Other income and expense items, or gain and loss items
Financial assets	AC	Measured at amortized cost	0
Derivative Financial Assets	FVTPL	measured subsequently at fair value through profit or loss	0